CASH AND RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash	¥ 656,179	$ 102,969	¥ 299,109		¥ 165,508
Restricted cash	698	110	1,893		893
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 656,877	$ 103,078	¥ 301,002	$ 47,234	¥ 166,401	¥ 90,204